Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 12,393	€ 2,297
Other prepaid expenses	3,056	4,132
Other assets	1,007	4,009
Total	€ 16,456	€ 10,438